Mine Care and Maintenance (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Mine Care and Maintenance

	2023	2022
Escobal	$26.0	$24.6
Morococha(1)	17.9	15.5
Navidad	2.8	5.0
MARA (2)	20.4	—
Manantial Espejo (3)	15.1	—
	$82.2	$45.1
(1) Includes $8.2 million in mine closure severances for the year ended December 31, 2023 (2022 - $nil). Morococha was disposed on September 22, 2023 (Note 9).
(2) MARA was disposed on September 20, 2023 (Note 9).
(3) Includes $2.0 million in mine closure severances for the year ended December 31, 2023 (2022 - $nil).